Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 7,010	$ 129,434	$ 118,420	$ 254,864
Australia | Government of Australia, Australian Taxation Office
Total	169			169
Australia | Government of Australia
Total	169			169
Australia | Government of Queensland, Sunwater Limited
Total			3,355	3,355
Australia | Government of Queensland, Stanwell Corporation Limited
Total			68,769	68,769
Australia | Government of Queensland, Resources Safety and Health Queensland
Total			1,896	1,896
Australia | Government of Queensland, Queensland Treasury
Total	4,208	129,434		133,642
Australia | Government of Queensland, Gladstone Ports Corporation Limited
Total			30,128	30,128
Australia | Government of Queensland, Central Highlands Regional Council
Total			10,403	10,403
Australia | Government of Queensland, Department of Environment and Science
Total			164	164
Australia | Government of Queensland, Department of Natural Resources Mines and Energy
Total			2,332	2,332
Australia | Government of Queensland, Workcover Queensland
Total			727	727
Australia | Government of Queensland
Total	4,208	$ 129,434	117,774	251,416
United States | Government of the United States, Office of Surface Mining Reclamation and Enforcement
Total	485			485
United States | Government of the United States, U.S. Department of Labor
Total			646	646
United States | Government of the United States, United States Treasury
Total	2,148			2,148
United States | Government of the United States
Total	$ 2,633		$ 646	$ 3,279